CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Equity (Deficit) attributable to ReneSola Ltd [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2013	$ 169,017	$ 475,816	$ 5,950	$ (396,572)	$ 83,614	$ 168,808	$ 209
Balance (in shares) at Dec. 31, 2013		203,367,464
Increase (Decrease) in Stockholders' Equity
Net loss	(13,834)			$ (13,830)		(13,830)	$ (4)
Other comprehensive income, net of tax	646				$ 646	646
Share-based compensation	1,445		$ 1,445			1,445
Shares exercised by employees	221	$ 625	$ (404)			$ 221
Shares exercised by employee (in shares)		284,632
Repurchase from noncontrolling interest	(205)						$ (205)
Balance at Jun. 30, 2014	157,290	$ 476,441	$ 6,991	$ (410,402)	$ 84,260	$ 157,290
Balance (in shares) at Jun. 30, 2014		203,652,096
Balance at Dec. 31, 2013	169,017	$ 475,816	5,950	(396,572)	83,614	168,808	$ 209
Balance (in shares) at Dec. 31, 2013		203,367,464
Increase (Decrease) in Stockholders' Equity
Net loss	(33,634)
Balance at Dec. 31, 2014	135,156	$ 476,766	$ 7,512	(430,202)	$ 81,080	135,156
Balance (in shares) at Dec. 31, 2014		203,777,464
Increase (Decrease) in Stockholders' Equity
Net loss	(20,328)			$ (20,328)		(20,328)
Other comprehensive income, net of tax	(1,040)				$ (1,040)	(1,040)
Share-based compensation	791		$ 791			791
Shares exercised by employees	570	$ 1,625	(1,055)			570
Shares exercised by employee (in shares)		850,000
Balance at Jun. 30, 2015	$ 115,149	$ 478,391	$ 7,248	$ (450,530)	$ 80,040	$ 115,149
Balance (in shares) at Jun. 30, 2015		204,627,464